Pensions and other post retirement benefits - Asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	£ 23,858
UK Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,233	£ 3,220	£ 4,234
Property	963	798	1,171
Diversified alternatives	789	878	664
Liability matching assets	1,174	1,162	1,020
Other	593	499	652
Fair value of plan assets	15,330	15,489	19,401
Ordinary shares of National Grid including in fair value of plan assets	0	2	7
Bonds issued by subsidiary included in fair value of plan assets	0	0	70
UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	1,420	2,624	3,272
Property	129	90	90
Diversified alternatives	99	250	159
Liability matching assets	1,174	1,162	1,020
Other	211	63	649
Fair value of plan assets	12,611	13,121	16,850
UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	813	596	962
Property	834	708	1,081
Diversified alternatives	690	628	505
Liability matching assets	0	0	0
Other	382	436	3
Fair value of plan assets	2,719	2,368	2,551
US Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,531	2,613	2,133
Property	279	335	276
Diversified alternatives	619	642	497
Other	124	122	82
Fair value of plan assets	6,030	6,322	5,136
US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	577	698	625
Property	0	0	0
Diversified alternatives	198	209	163
Other	20	31	0
Fair value of plan assets	2,294	2,940	2,453
US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,954	1,915	1,508
Property	279	335	276
Diversified alternatives	421	433	334
Other	104	91	82
Fair value of plan assets	3,736	3,382	2,683
US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	1,522	1,567	1,134
Diversified alternatives	305	315	226
Other	137	142	109
Fair value of plan assets	2,498	2,564	1,897
US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	412	405	281
Diversified alternatives	161	166	122
Other	0	0	0
Fair value of plan assets	1,105	1,110	830
US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,110	1,162	853
Diversified alternatives	144	149	104
Other	137	142	109
Fair value of plan assets	1,393	1,454	1,067
Corporate bonds | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	3,949	3,526	5,601
Corporate bonds | UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	3,949	3,526	5,601
Corporate bonds | UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Corporate bonds | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	1,498	1,667	1,437
Corporate bonds | US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	1,085	1,130	954
Corporate bonds | US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	413	537	483
Corporate bonds | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	24	19	38
Corporate bonds | US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	24	19	37
Corporate bonds | US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	1
Government securities | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	5,629	5,406	6,059
Government securities | UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	5,629	5,406	6,059
Government securities | UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Government securities | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	979	943	711
Government securities | US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	414	872	711
Government securities | US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	565	71	0
Government securities | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	510	521	390
Government securities | US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	508	520	390
Government securities | US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 2	£ 1	£ 0